Other Restaurant Dispositions and Equity Method Investments (Other Dispositions) (Details) (USD $)	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010	Jun. 24, 2009
Other gains and charges, total	$ 0	$ 0	$ (40,362,000)
Other Dispositions [Member]
Number of restaurants sold		21	9
Cash proceeds from divestiture		19,000,000
Other gains and charges, total		$ 2,800,000	$ 3,900,000